Revision of Previously Issued Financial Statements - Balance Sheets (Detail) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Total assets	$ 253,435,635		$ 305,978,901	$ 320,554,139	$ 309,603,293
Current liabilities:
Accrued expenses and other current liabilities	7,823,154		18,669,572	14,479,849	12,542,991
Total current liabilities	16,873,868		24,307,004	21,596,285	34,391,210
Total liabilities	230,249,105		230,579,294	228,133,082	212,020,999
STOCKHOLDERS' DEFICIT
Accumulated deficit	(400,054,307)		(415,304,343)	(392,431,689)	(381,168,067)
Total members' deficit	(319,552,439)	$ (306,068,633)	(413,621,938)	(391,036,037)	(380,159,589)	$ (103,351,313)	$ (84,815,189)
Total liabilities, mezzanine equity and members' deficit	$ 253,435,635		305,978,901	320,554,139	309,603,293
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
ASSETS
Total assets			305,978,901	320,554,139	309,603,293		195,112,239
Current liabilities:
Accrued expenses and other current liabilities			18,669,572	14,479,849	12,542,991		474,644
Total current liabilities			24,307,004	21,596,285	34,391,210		73,069,357
Total liabilities			230,579,294	228,133,082	212,020,999		133,252,350
STOCKHOLDERS' DEFICIT
Accumulated deficit			(415,300,435)	(392,431,689)	(381,168,067)		(84,832,845)
Total members' deficit			(413,621,938)	(391,036,037)	(380,159,589)		(84,808,139)	$ (62,880,992)
Total liabilities, mezzanine equity and members' deficit			305,978,901	320,554,139	309,603,293		$ 195,112,239
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock			489,021,545	483,385,214	475,558,309
Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
STOCKHOLDERS' DEFICIT
Preferred stock			489,021,545	483,385,214	475,558,309
As Previously Reported
ASSETS
Total assets			305,978,901	320,554,139	309,603,293
Current liabilities:
Accrued expenses and other current liabilities			16,483,289	12,355,584	10,359,417
Total current liabilities			22,120,721	19,472,020	32,207,636
Total liabilities			228,393,011	226,008,817	209,837,425
STOCKHOLDERS' DEFICIT
Accumulated deficit			(413,118,060)	(390,307,424)	(378,984,493)
Total members' deficit			(411,435,655)	(388,839,892)	(377,976,015)
Total liabilities, mezzanine equity and members' deficit			305,978,901	320,554,139	309,603,293
As Previously Reported | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
ASSETS
Total assets			305,978,901	320,554,139	309,603,293
Current liabilities:
Accrued expenses and other current liabilities			16,483,289	12,355,584	10,359,417
Total current liabilities			22,120,721	19,472,020	32,207,636
Total liabilities			228,393,011	226,008,817	209,837,425
STOCKHOLDERS' DEFICIT
Accumulated deficit			(413,114,152)	(390,307,424)	(378,984,493)
Total members' deficit			(411,435,655)	(388,839,892)	(377,976,015)
Total liabilities, mezzanine equity and members' deficit			305,978,901	320,554,139	309,603,293
As Previously Reported | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock			489,021,545	483,385,214	477,741,883
As Previously Reported | Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
STOCKHOLDERS' DEFICIT
Preferred stock			489,021,545	483,385,214	477,741,883
Impact of Revision
ASSETS
Total assets			0	0	0
Current liabilities:
Accrued expenses and other current liabilities			2,186,283	2,124,265	2,183,574
Total current liabilities			2,186,283	2,124,265	2,183,574
Total liabilities			2,186,283	2,124,265	2,183,574
STOCKHOLDERS' DEFICIT
Accumulated deficit			(2,186,283)	(2,124,265)	(2,183,574)
Total members' deficit			(2,186,283)	(2,124,265)	(2,183,574)
Total liabilities, mezzanine equity and members' deficit			0	0	0
Impact of Revision | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Current liabilities:
Accrued expenses and other current liabilities			2,186,283	2,124,265	2,183,574
Total current liabilities			2,186,283	2,124,265	2,183,574
Total liabilities			2,186,283	2,124,265	2,183,574
STOCKHOLDERS' DEFICIT
Accumulated deficit			(2,186,283)	(2,124,265)	(2,183,574)
Total members' deficit			(2,186,283)	(2,124,265)	(2,183,574)
Impact of Revision | Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock			$ 0	$ 0	$ 0